Summary of RSU Activity (Detail) (Restricted Stock Units (RSUs), USD $)	6 Months Ended
Jun. 30, 2013
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	496,000
Granted	406,688
Shares vested	(50,000)
Outstanding at ending of period	852,688
Forfeited
Weighted Average Fair Value
Outstanding at beginning of period	$ 20.26
Granted	$ 34.42
Shares vested	$ 22.30
Forfeited
Outstanding at end of period	$ 26.89
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 3 months